Investment Risks	Dec. 30, 2025
FidelitySustainableHighYieldETF-PRO | Fidelity Sustainable High Yield ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySustainableHighYieldETF-PRO | Fidelity Sustainable High Yield ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySustainableHighYieldETF-PRO | Fidelity Sustainable High Yield ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelitySustainableHighYieldETF-PRO | Fidelity Sustainable High Yield ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelitySustainableHighYieldETF-PRO | Fidelity Sustainable High Yield ETF | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySustainableHighYieldETF-PRO | Fidelity Sustainable High Yield ETF | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySustainableHighYieldETF-PRO | Fidelity Sustainable High Yield ETF | CashTransactionsRiskMember
Prospectus Line Items
Risk [Text Block]	Cash Transactions Risk. Unlike certain ETFs, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
FidelitySustainableHighYieldETF-PRO | Fidelity Sustainable High Yield ETF | HighPortfolioTurnoverMember
Prospectus Line Items
Risk [Text Block]	High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.
FidelitySustainableHighYieldETF-PRO | Fidelity Sustainable High Yield ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelitySustainableHighYieldETF-PRO | Fidelity Sustainable High Yield ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelitySustainableHighYieldETF-PRO | Fidelity Sustainable High Yield ETF | SustainabilityRiskMember
Prospectus Line Items
Risk [Text Block]	Sustainability Risk. Application of Fidelity Management & Research Company LLC's (FMR) (the Adviser) ESG ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to the fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Enhanced High Yield ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Enhanced High Yield ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Enhanced High Yield ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Enhanced High Yield ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Enhanced High Yield ETF | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Enhanced High Yield ETF | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Enhanced High Yield ETF | CashTransactionsRiskMember
Prospectus Line Items
Risk [Text Block]	Cash Transactions Risk. Unlike certain ETFs, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Enhanced High Yield ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Enhanced High Yield ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | ContingentConvertibleSecuritiesRiskMember
Prospectus Line Items
Risk [Text Block]	Contingent Convertible Securities Risk. Contingent convertible securities have unique equity conversion or principal write-down features that involve additional risks, which may include cancellation of interest payments by the issuer or a regulatory authority; subordination to other creditors due to either a liquidation or other bankruptcy-related event or a conversion of the security from debt to equity; and a write-down of the security's principal amount.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | FluctuationOfNetAssetValueAndSharePriceMember
Prospectus Line Items
Risk [Text Block]	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | FinancialsIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | CashTransactionsRiskMember
Prospectus Line Items
Risk [Text Block]	Cash Transactions Risk. Unlike certain ETFs, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | TradingIssuesMember
Prospectus Line Items
Risk [Text Block]	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund's portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityEnhancedHighYieldandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity Preferred Securities & Income ETF | PreferredSecuritiesMember
Prospectus Line Items
Risk [Text Block]	Preferred Securities. Because preferred securities have a lower priority claim on assets or earnings than senior debt instruments in an issuer's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, floating interest rates or distributions, interest rate risk, and the issuer having the right to redeem the security prior to any stated maturity date.
Document Type	485BPOS